UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06367
                                                     ---------

                        Gabelli Equity Series Funds, Inc.
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                   Date of reporting period: December 31, 2005
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             COMMON STOCKS -- 93.8%
             AEROSPACE -- 0.1%
     65,000  Herley Industries Inc.+ .......   $  1,073,150
                                               ------------
             AGRICULTURE -- 0.0%
      1,200  Cadiz Inc.+ ...................         25,800
     10,000  Mosaic Co.+ ...................        146,300
                                               ------------
                                                    172,100
                                               ------------
             AUTOMOTIVE -- 0.3%
     90,000  Adesa Inc. ....................      2,197,800
      6,000  Oshkosh Truck Corp. ...........        267,540
                                               ------------
                                                  2,465,340
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.9%
      3,816  Aftermarket Technology Corp.+           74,183
     80,000  BorgWarner Inc. ...............      4,850,400
    100,000  Dana Corp. ....................        718,000
     40,000  Federal-Mogul Corp.+ ..........         14,400
    206,000  Midas Inc.+ ...................      3,782,160
    210,000  Modine Manufacturing Co. ......      6,843,900
      7,875  Monro Muffler Brake Inc. ......        238,770
    120,000  Pep Boys - Manny, Moe & Jack ..      1,786,800
    199,693  Proliance International Inc.+        1,056,376
      2,000  Puradyn Filter Technologies Inc.+        1,420
    200,000  Raytech Corp.+ ................        252,000
    200,000  Scheib (Earl) Inc.+ ...........        750,000
     33,500  Spartan Motors Inc. ...........        344,715
    170,000  Standard Motor Products Inc. ..      1,569,100
     27,000  Strattec Security Corp.+ ......      1,091,340
      6,000  Superior Industries
               International Inc. ..........        133,560
    220,000  Tenneco Inc.+ .................      4,314,200
     28,000  Thor Industries Inc. ..........      1,121,960
                                               ------------
                                                 28,943,284
                                               ------------
             AVIATION: PARTS AND SERVICES -- 3.5%
     25,000  AAR Corp.+ ....................        598,750
     10,000  Astronics Corp.+ ..............        106,000
     75,000  Aviall Inc.+ ..................      2,160,000
      7,000  Barnes Group Inc. .............        231,000
     61,200  Curtiss-Wright Corp. ..........      3,341,520
      7,500  Ducommun Inc.+ ................        160,200
     20,000  EDO Corp. .....................        541,200
     30,000  Embraer-Empresa Brasileira de
               Aeronautica SA, ADR .........      1,173,000
    207,000  Fairchild Corp., Cl. A+ .......        527,850
     24,000  Gamesa Corporacion Tecnologica SA      351,190
    240,000  GenCorp Inc.+ .................      4,260,000
    450,000  Kaman Corp. ...................      8,860,500
    104,500  Moog Inc., Cl. A+ .............      2,965,710
      8,000  Woodward Governor Co. .........        688,080
                                               ------------
                                                 25,965,000
                                               ------------
             BROADCASTING -- 2.9%
    120,000  Acme Communications Inc.+ .....        426,000
     24,100  Beasley Broadcast Group
               Inc., Cl. A .................        325,591
      2,000  Cogeco Inc. ...................         41,292
    255,000  Crown Media Holdings Inc., Cl. A+    2,338,350
      3,333  CTN Media Group Inc.+ (b) .....              3
    320,000  Granite Broadcasting Corp.+ ...         67,200
    390,000  Gray Television Inc. ..........      3,829,800
     38,300  Gray Television Inc., Cl. A ...        346,615
     48,000  Hearst-Argyle Television Inc. .      1,144,800

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

    183,900  Liberty Corp. .................   $  8,608,359
     20,000  Nexstar Broadcasting
               Group Inc., Cl. A+ ..........        100,200
    100,000  Paxson Communications Corp.+ ..         90,000
     96,650  Salem Communications Corp.,
               Cl. A+ ......................      1,690,409
    200,000  Sinclair Broadcast Group
               Inc., Cl. A .................      1,840,000
     57,000  Spanish Broadcasting System
               Inc., Cl. A+ ................        291,270
    150,000  Young Broadcasting Inc., Cl. A+        390,000
                                               ------------
                                                 21,529,889
                                               ------------
             BUILDING AND CONSTRUCTION -- 0.2%
     16,500  Florida Rock Industries Inc. ..        809,490
     25,000  Huttig Building Products Inc.+         210,000
      1,000  Universal Forest Products Inc.          55,250
                                               ------------
                                                  1,074,740
                                               ------------
             BUSINESS SERVICES -- 2.9%
      2,000  Acco Brands Corp.+ ............         49,000
    220,000  AMICAS Inc.+ ..................      1,091,200
      6,000  BB Holdings Ltd. ..............         40,620
      5,000  BrandPartners Group Inc.+ .....          2,250
    610,400  Career Blazers Inc.+ (b) ......        107,125
      2,400  Carlisle Group Ltd.+ ..........          4,666
      1,000  CheckFree Corp.+ ..............         45,900
     20,000  Donnelley (R.H.) Corp.+ .......      1,232,400
    256,000  Edgewater Technology Inc.+ ....      1,510,400
     79,800  GP Strategies Corp.+ ..........        651,168
     22,589  GSE Systems Inc.+ .............         28,011
     80,000  Industrial Distribution
               Group Inc.+ .................        646,400
     60,000  Interactive Data Corp. ........      1,362,600
     13,000  Landauer Inc. .................        599,170
      4,000  MDC Partners Inc., Cl. A+ .....         25,600
    166,000  Nashua Corp.+ .................      1,165,320
    100,000  Paxar Corp.+ ..................      1,963,000
     80,000  Sohgo Security Services Co. Ltd.     1,224,403
     25,000  Stamps.com Inc.+ ..............        574,000
      4,000  StarTek Inc. ..................         72,000
     80,000  The Brink's Co. ...............      3,832,800
    100,000  Trans-Lux Corp. (a) ...........        568,000
    130,000  UNOVA Inc.+ ...................      4,394,000
                                               ------------
                                                 21,190,033
                                               ------------
             CABLE -- 1.8%
    230,000  Adelphia Communications
               Corp., Cl. A+ ...............          9,200
    510,000  Cablevision Systems Corp., Cl. A+   11,969,700
      9,329  Liberty Global Inc., Cl. A+ ...        209,902
      9,329  Liberty Global Inc., Cl. C+ ...        197,775
    100,000  Lin TV Corp., Cl. A+ ..........      1,114,000
      4,000  Outdoor Channel Holdings Inc.+          54,000
                                               ------------
                                                 13,554,577
                                               ------------
             CLOSED-END FUNDS -- 0.6%
     60,000  Central Europe and
               Russia Fund Inc. ............      2,547,600
     36,700  European Equity Fund Inc. .....        324,428
     50,000  MVC Capital Inc. ..............        533,000
     54,000  New Germany Fund Inc. .........        550,260
     11,000  Spain Fund Inc. ...............        134,530
                                               ------------
                                                  4,089,818
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 2.2%
    100,000  Andrew Corp.+ .................      1,073,000
    150,000  Communications Systems Inc. ...      1,842,000
    260,900  Sycamore Networks Inc.+ .......      1,127,088
    290,000  Thomas & Betts Corp.+ .........     12,168,400
                                               ------------
                                                 16,210,488
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)-- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE AND SERVICES -- 0.9%
        276  Adobe Systems Inc. ............   $     10,201
     73,000  Borland Software Corp.+ .......        476,690
     90,000  FalconStor Software Inc.+ .....        665,100
     20,900  Global Sources Ltd.+ ..........        201,685
     50,000  Jupitermedia Corp.+ ...........        739,000
     20,187  MKS Instruments Inc.+ .........        361,145
      3,000  NAVTEQ Corp.+ .................        131,610
    160,000  OpenTV Corp., Cl. A+ ..........        358,400
      8,000  Phoenix Technologies Ltd.+ ....         50,080
    800,000  StorageNetworks Inc. Escrow+ (b)        24,000
    360,000  Tyler Technologies Inc.+ ......      3,160,800
    230,000  Xanser Corp.+ .................        676,200
                                               ------------
                                                  6,854,911
                                               ------------
             CONSUMER PRODUCTS -- 2.8%
     27,000  Adams Golf Inc.+ ..............         32,400
      5,250  Alberto-Culver Co. ............        240,188
     16,000  Ashworth Inc.+ ................        135,200
     33,500  Chofu Seisakusho Co. Ltd. .....        742,803
     37,500  Church & Dwight Co. Inc. ......      1,238,625
     35,000  Coachmen Industries Inc. ......        413,350
      6,000  Elizabeth Arden Inc.+ .........        120,360
      4,000  Genlyte Group Inc.+ ...........        214,280
      2,000  Harley-Davidson Inc. ..........        102,980
    180,000  Hartmarx Corp.+ ...............      1,405,800
     80,000  Jacuzzi Brands Inc.+ ..........        672,000
    100,000  Lenox Group Inc.+ .............      1,324,000
      5,000  Levcor International Inc.+ ....          3,750
      4,000  Madden (Steven) Ltd. ..........        116,920
    292,000  Marine Products Corp. .........      3,063,080
     52,000  National Presto Industries Inc.      2,306,200
     90,000  Revlon Inc., Cl. A+ ...........        279,000
    699,100  Schiff Nutrition
               International Inc.+ .........      3,558,419
      4,000  Scotts Miracle-Gro Co., Cl. A          180,960
      4,000  Spectrum Brands Inc.+ .........         81,240
     14,000  Stewart Enterprises Inc., Cl. A         75,740
     87,425  Syratech Corp.+ ...............          4,371
     11,000  Water Pik Technologies Inc.+ ..        236,170
     17,000  WD-40 Co. .....................        446,420
    150,000  Wolverine World Wide Inc. .....      3,369,000
                                               ------------
                                                 20,363,256
                                               ------------
             CONSUMER SERVICES -- 1.2%
     30,500  Bowlin Travel Centers Inc.+ ...         50,782
      5,000  Central Parking Corp. .........         68,600
      2,500  Collectors Universe Inc.+ .....         40,300
     12,000  eLong Inc., ADR+ ..............        121,200
     25,000  Expedia Inc.+ .................        599,000
     47,500  IAC/InterActiveCorp+ ..........      1,344,725
     16,000  Martha Stewart Living
               Omnimedia Inc., Cl. A+ ......        278,880
     20,000  Response USA Inc.+ ............              2
    310,000  Rollins Inc. ..................      6,110,100
     10,000  TiVo Inc.+ ....................         51,200
                                               ------------
                                                  8,664,789
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 8.0%
    173,000  Acuity Brands Inc. ............      5,501,400
     43,000  Amatsuji Steel Ball Mfg. Co. Ltd.      743,800
    100,000  Ampco-Pittsburgh Corp. ........      1,451,000
      6,000  Anixter International Inc. ....        234,720
    140,000  Baldor Electric Co. ...........      3,591,000

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

    150,000  Crane Co. .....................   $  5,290,500
    100,000  Delta plc .....................        187,964
      5,000  ESCO Technologies Inc.+ .......        222,450
        803  Foster Wheeler Ltd.+ ..........         29,534
      6,000  Gardner Denver Inc.+ ..........        295,800
    155,500  Greif Inc., Cl. A .............     10,306,540
      1,000  Greif Inc., Cl. B .............         63,010
    140,000  Griffon Corp.+ ................      3,333,400
     26,000  Harbor Global Co. Ltd.+ .......        234,000
      5,000  Insteel Industries Inc. .......         82,800
     70,000  Katy Industries Inc.+ .........        217,000
    160,000  Lamson & Sessions Co.+ ........      4,003,200
     73,000  Lindsay Manufacturing Co. .....      1,403,790
    160,000  MagneTek Inc.+ ................        520,000
     37,000  Matthews International
               Corp., Cl. A ................      1,347,170
    275,000  Myers Industries Inc. .........      4,009,500
    130,000  National Patent Development
               Corp.+ ......................        289,900
    610,400  Noel Group Inc.+ (b) ..........        117,685
     80,000  Oil-Dri Corporation of America       1,410,400
     15,000  Olin Corp. ....................        295,200
    220,000  Park-Ohio Holdings Corp.+ .....      3,102,000
    100,000  Precision Castparts Corp. .....      5,181,000
     32,000  Roper Industries Inc. .........      1,264,320
     40,000  Sonoco Products Co. ...........      1,176,000
     63,000  Standex International Corp. ...      1,748,880
     45,000  Tech/Ops Sevcon Inc. ..........        245,250
     65,000  Tredegar Corp. ................        837,850
     50,048  WHX Corp.+ ....................        507,987
                                               ------------
                                                 59,245,050
                                               ------------
             EDUCATIONAL SERVICES -- 0.1%
      2,000  Career Education Corp.+ .......         67,440
     11,000  School Specialty Inc.+ ........        400,840
                                               ------------
                                                    468,280
                                               ------------
             ELECTRONICS -- 1.3%
     10,000  Badger Meter Inc. .............        392,400
    190,000  California Micro Devices Corp.+      1,236,900
    210,000  CTS Corp. .....................      2,322,600
     20,000  Fargo Electronics+ ............        385,000
     20,000  Greatbatch Inc.+ ..............        520,200
     15,000  Imax Corp.+ ...................        105,900
    160,000  KEMET Corp.+ ..................      1,131,200
     22,000  Lowrance Electronics Inc. .....        576,620
     93,700  Park Electrochemical Corp. ....      2,434,326
     20,000  Trident Microsystems Inc.+ ....        360,000
     20,000  Zoran Corp.+ ..................        324,200
                                               ------------
                                                  9,789,346
                                               ------------
             ENERGY AND UTILITIES -- 7.0%
      5,000  AGL Resources Inc. ............        174,050
    420,000  Aquila Inc.+ ..................      1,512,000
      6,400  BIW Ltd. ......................        114,880
     95,000  Callon Petroleum Co.+ .........      1,676,750
    142,000  CH Energy Group Inc. ..........      6,517,800
     12,000  Chesapeake Utilities Corp. ....        369,600
    120,000  CMS Energy Corp.+ .............      1,741,200
     23,000  Connecticut Water Service Inc.         563,730
    180,000  Covanta Holding Corp.+ ........      2,710,800
    120,000  Duquesne Light Holdings Inc. ..      1,958,400
    150,000  El Paso Electric Co.+ .........      3,156,000
     20,000  Environmental Power Corp.+ ....        140,000

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)-- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
     99,000  Florida Public Utilities Co. ..   $  1,351,350
     43,000  Middlesex Water Co. ...........        745,620
     10,000  Nicor Inc. ....................        393,100
      7,000  Oceaneering International Inc.+        348,460
      2,000  PetroQuest Energy Inc.+ .......         16,560
    651,000  RPC Inc. ......................     17,147,340
     35,000  SEMCO Energy Inc.+ ............        196,700
     48,000  SJW Corp. .....................      2,184,000
     52,500  Southern Union Co.+ ...........      1,240,575
    112,000  Southwest Gas Corp. ...........      2,956,800
     10,000  Tesoro Corp. ..................        615,500
      4,000  Toreador Resources Corp.+ .....         84,280
     10,000  Vestas Wind Systems A/S+ ......        164,234
     10,000  W-H Energy Services Inc.+ .....        330,800
    170,000  Westar Energy Inc. ............      3,655,000
                                               ------------
                                                 52,065,529
                                               ------------
             ENTERTAINMENT -- 1.7%
     42,500  Canterbury Park Holding Corp. .        588,625
      6,048  Chestnut Hill Ventures+ (b) ...        129,864
        500  Discovery Holding Co., Cl. A+ .          7,575
    200,100  Dover Motorsports Inc. ........      1,222,611
     79,000  Fisher Communications Inc.+ ...      3,272,970
    572,000  Gemstar-TV Guide International
               Inc.+ .......................      1,492,920
     16,000  International Speedway
               Corp., Cl. A ................        766,400
      2,500  International Speedway Corp.,
               Cl. B .......................        118,750
      5,000  Liberty Media Corp., Cl. A+ ...         39,350
     10,000  Metromedia International
               Group Inc.+ .................         15,100
    330,000  Six Flags Inc.+ ...............      2,544,300
    200,000  Topps Co. Inc. ................      1,486,000
     50,000  World Wrestling Entertainment Inc.     734,000
     38,000  WPT Enterprises Inc.+ .........        225,720
                                               ------------
                                                 12,644,185
                                               ------------
             ENVIRONMENTAL SERVICES -- 1.2%
    225,000  Allied Waste Industries Inc.+ .      1,966,500
     22,000  Catalytica Energy Systems Inc.+         23,100
    175,000  Republic Services Inc. ........      6,571,250
                                               ------------
                                                  8,560,850
                                               ------------
             EQUIPMENT AND SUPPLIES -- 12.8%
    170,000  AMETEK Inc. ...................      7,231,800
    425,000  Baldwin Technology Co.
               Inc., Cl. A+ ................      1,721,250
     74,500  Belden CDT Inc. ...............      1,820,035
     12,000  C&D Technologies Inc. .........         91,440
     50,000  Capstone Turbine Corp.+ .......        149,500
    205,000  CIRCOR International Inc. .....      5,260,300
    424,000  CLARCOR Inc. ..................     12,597,040
    235,000  Core Molding Technologies Inc.+      1,797,750
    180,000  Crown Holdings Inc.+ ..........      3,515,400
      2,000  Danaher Corp. .................        111,560
     66,000  Donaldson Co. Inc. ............      2,098,800
     97,300  Entegris Inc.+ ................        916,566
    440,000  Fedders Corp. .................        756,800
    205,000  Flowserve Corp.+ ..............      8,109,800
    176,000  Franklin Electric Co. Inc. ....      6,959,040
     40,000  General Magnaplate Corp.+ (b)           60,000
    151,200  Gerber Scientific Inc.+ .......      1,446,984
    100,343  Gorman-Rupp Co. ...............      2,218,583
     84,000  Graco Inc. ....................      3,064,320
    150,000  GrafTech International Ltd.+ ..        933,000

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

      4,000  Hughes Supply Inc. ............   $    143,400
     60,000  IDEX Corp. ....................      2,466,600
    150,000  Interpump Group SpA ...........        975,825
      4,500  Jarden Corp.+ .................        135,675
     10,000  K-Tron International Inc.+ ....        371,000
     32,200  L.S. Starrett Co., Cl. A ......        500,388
     28,000  Littelfuse Inc.+ ..............        763,000
    108,000  Lufkin Industries Inc. ........      5,385,960
     55,000  Maezawa Kyuso Industries Co. Ltd.    1,000,339
     26,666  Met-Pro Corp. .................        316,259
      1,000  Middleby Corp.+ ...............         86,500
     19,000  Mueller Industries Inc. .......        520,980
     10,000  Plantronics Inc. ..............        283,000
     50,000  Robbins & Myers Inc. ..........      1,017,500
     40,500  Sequa Corp., Cl. A+ ...........      2,796,525
     80,000  Sequa Corp., Cl. B+ ...........      5,560,000
     92,000  SL Industries Inc.+ ...........      1,476,600
     15,000  Smith (A.O.) Corp., Cl. A .....        526,500
      5,000  Teleflex Inc. .................        324,900
     48,000  Tennant Co. ...................      2,496,000
      5,000  Valmont Industries Inc. .......        167,300
      7,875  Watsco Inc., Cl. B ............        472,500
    190,500  Watts Water Technologies Inc.,
               Cl. A .......................      5,770,245
     15,000  Wolverine Tube Inc.+ ..........         75,900
                                               ------------
                                                 94,492,864
                                               ------------
             FINANCIAL SERVICES -- 3.3%
     10,500  Alleghany Corp.+ ..............      2,982,000
     40,000  Argonaut Group Inc.+ ..........      1,310,800
     91,000  Bancshares of Florida Inc.+ ...      2,055,690
     66,000  Bankgesellschaft Berlin AG+ ...        232,067
     73,000  BKF Capital Group Inc. ........      1,383,350
    365,000  CNA Surety Corp.+ .............      5,318,050
      4,000  Crazy Woman Creek Bancorp Inc.          58,000
     37,000  Epoch Holding Corp.+ ..........        218,300
      3,000  Federal Agricultural Mortgage
               Corp., Cl. C ................         89,790
     33,000  First Republic Bank ...........      1,221,330
     95,000  Flushing Financial Corp. ......      1,479,150
     76,700  LaBranche & Co. Inc.+ .........        775,437
      1,000  LandAmerica Financial Group Inc.        62,400
      1,500  Leucadia National Corp. .......         71,190
    107,500  Midland Co. ...................      3,874,300
      1,500  NetBank Inc. ..................         10,770
     25,000  NewAlliance Bancshares Inc. ...        363,500
     40,320  Sterling Bancorp ..............        795,513
     20,000  SWS Group Inc. ................        418,800
     50,000  Wilmington Trust Corp. ........      1,945,500
                                               ------------
                                                 24,665,937
                                               ------------
             FOOD AND BEVERAGE -- 4.0%
     30,000  Boston Beer Co. Inc., Cl. A+ ..        750,000
     24,000  Brown-Forman Corp., Cl. A .....      1,702,560
     11,250  Cheesecake Factory Inc.+ ......        420,637
        100  Compania Cervecerias Unidas
               SA, ADR .....................          2,522
     38,000  Corn Products International Inc.       907,820
     21,382  Cruzan International Inc.+ ....        598,910
    100,000  Del Monte Foods Co.+ ..........      1,043,000
     85,000  Denny's Corp.+ ................        342,550
     40,000  Dynasty Fine Wines Group Ltd.+          14,832
        100  Embotelladora Andina SA,
               Cl. A, ADR ..................          1,305
     25,000  Farmer Brothers Co. ...........        483,500

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)-- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE (CONTINUED)
    285,000  Flowers Foods Inc. ............   $  7,854,600
        500  Genesee Corp., Cl. A+ .........            813
     21,500  Genesee Corp., Cl. B+ .........         36,550
    701,500  Grupo Continental SA ..........      1,164,493
     10,000  Hain Celestial Group Inc.+ ....        211,600
      6,000  J & J Snack Foods Corp. .......        356,460
    210,000  Kikkoman Corp. ................      2,038,835
     12,500  Lifeway Foods Inc.+ ...........        155,500
     20,000  Meiji Seika Kaisha Ltd. .......        106,330
     35,000  MGP Ingredients Inc. ..........        413,000
     10,000  Nathan's Famous Inc.+ .........        105,000
      4,000  Omni Nutraceuticals Inc.+ .....              3
     20,000  PepsiAmericas Inc. ............        465,200
     55,000  Ralcorp Holdings Inc.+ ........      2,195,050
     64,000  Smucker (J.M.) Co. ............      2,816,000
    100,000  The Steak n Shake Co.+ ........      1,695,000
     38,857  Tootsie Roll Industries Inc. ..      1,124,133
     50,000  Triarc Companies Inc., Cl. A ..        837,000
    120,000  Triarc Companies Inc., Cl. B ..      1,782,000
        250  Vina Concha Y Toro SA, ADR ....          7,340
      1,000  Willamette Valley Vineyards Inc.+        4,900
                                               ------------
                                                 29,637,443
                                               ------------
             HEALTH CARE -- 8.4%
     50,000  Align Technology Inc.+ ........        323,500
     90,000  AngioDynamics Inc.+ ...........      2,297,700
      5,000  Anika Therapeutics Inc.+ ......         58,450
     15,000  Animas Corp.+ .................        362,250
     55,000  ArthroCare Corp.+ .............      2,317,700
      7,800  Bio-Rad Laboratories Inc., Cl. A+      510,432
      1,000  Biomet Inc. ...................         36,570
     10,000  Biosite Inc.+ .................        562,900
      9,000  Bruker BioSciences Corp.+ .....         43,740
    193,000  Chemed Corp. ..................      9,588,240
      1,000  CNS Inc. ......................         21,910
     50,000  CONMED Corp.+ .................      1,183,000
     82,000  Del Global Technologies Corp.+         266,500
      1,000  Digene Corp.+ .................         29,170
     95,000  Edwards Lifesciences Corp.+ ...      3,952,950
      1,102  Enzo Biochem Inc.+ ............         13,687
     65,000  Exactech Inc.+ ................        743,600
      8,000  Fisher Scientific
               International Inc.+ .........        494,880
     48,000  Henry Schein Inc.+ ............      2,094,720
     35,000  ICU Medical Inc.+ .............      1,372,350
    112,000  INAMED Corp.+ .................      9,820,160
      2,000  Integra LifeSciences Holdings+          70,920
     33,000  Inverness Medical
               Innovations Inc.+ ...........        782,430
     26,000  Invitrogen Corp.+ .............      1,732,640
    100,000  Lifecore Biomedical Inc.+ .....      1,623,000
     15,000  MWI Veterinary Supply Inc.+ ...        387,150
     15,000  Nabi Biopharmaceuticals+ ......         50,700
      3,000  NeoPharm Inc.+ ................         32,370
      5,000  NeuroMetrix Inc.+ .............        136,400
      1,300  Nobel Biocare Holding AG ......        285,910
     10,600  NWH Inc. ......................        139,814
     34,000  Orthofix International NV+ ....      1,356,260
      2,000  OrthoLogic Corp.+ .............          9,800
     35,000  Owens & Minor Inc. ............        963,550

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

     60,000  Penwest Pharmaceuticals Co.+ ..   $  1,171,200
     18,900  Possis Medical Inc.+ ..........        188,055
     30,000  PSS World Medical Inc.+ .......        445,200
    200,000  Quidel Corp.+ .................      2,152,000
    100,000  Regeneration Technologies Inc.+        715,000
     44,200  Schick Technologies Inc.+ .....      1,456,788
    590,000  Snia SpA+ .....................         61,887
     80,000  Sonic Innovations Inc.+ .......        338,400
  1,880,000  Sorin SpA+ ....................      3,788,177
     20,000  SSL International plc .........        105,122
      2,500  Straumann Holding AG ..........        579,316
      4,200  Stryker Corp. .................        186,606
    155,000  Sybron Dental Specialties Inc.+      6,170,550
     41,000  Thoratec Corp.+ ...............        848,290
      2,000  Vascular Solutions Inc.+ ......         15,120
      1,000  Wright Medical Group Inc.+ ....         20,400
      5,100  Young Innovations Inc. ........        173,808
                                               ------------
                                                 62,081,272
                                               ------------
             HOME FURNISHINGS -- 0.1%
     13,000  Bassett Furniture Industries Inc.      240,500
      4,000  Bed Bath & Beyond Inc.+ .......        144,600
      1,000  Foamex International Inc.+ ....             26
     30,000  La-Z-Boy Inc. .................        406,800
                                               ------------
                                                    791,926
                                               ------------
             HOTELS AND GAMING -- 5.2%
    269,000  Aztar Corp.+ ..................      8,174,910
     12,000  Boyd Gaming Corp. .............        571,920
     70,000  Churchill Downs Inc. ..........      2,571,100
     80,000  Dover Downs Gaming &
               Entertainment Inc. ..........      1,132,000
    150,000  Gaylord Entertainment Co.+ ....      6,538,500
     10,002  Harrah's Entertainment Inc. ...        713,043
     58,000  Kerzner International Ltd.+ ...      3,987,500
    370,000  La Quinta Corp.+ ..............      4,121,800
    145,000  Lakes Entertainment Inc.+ .....        964,250
      1,200  Las Vegas Sands Corp.+ ........         47,364
    405,000  Magna Entertainment Corp., Cl. A+    2,891,700
     20,000  Marcus Corp. ..................        470,000
     82,000  Penn National Gaming Inc.+ ....      2,701,900
     95,000  Pinnacle Entertainment Inc.+ ..      2,347,450
      3,000  Station Casinos Inc. ..........        203,400
     16,000  Wynn Resorts Ltd.+ ............        877,600
     20,000  Youbet.com Inc.+ ..............         94,600
                                               ------------
                                                 38,409,037
                                               ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 2.2%
     58,000  Cavco Industries Inc.+ ........      2,220,240
    335,000  Champion Enterprises Inc.+ ....      4,562,700
     17,000  Drew Industries Inc.+ .........        479,230
    205,000  Fleetwood Enterprises Inc.+ ...      2,531,750
     70,000  Monaco Coach Corp. ............        931,000
    141,000  Skyline Corp. .................      5,132,400
     36,000  Southern Energy Homes Inc.+ ...        207,000
                                               ------------
                                                 16,064,320
                                               ------------
             METALS AND MINING -- 0.6%
     89,700  Arizona Star Resource Corp.+ ..        510,830
     15,000  Ivanhoe Mines Ltd.+ ...........        107,850
    142,115  Kinross Gold Corp.+ ...........      1,310,300
     10,000  Meridian Gold Inc.+ ...........        218,700

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)-- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             COMMON STOCKS (CONTINUED)
             METALS AND MINING (CONTINUED)
     10,000  Novelis Inc. ..................   $    208,900
     70,000  Placer Dome Inc. ..............      1,605,100
    190,000  Royal Oak Mines Inc.+ .........            447
     30,148  Stillwater Mining Co.+ ........        348,812
                                               ------------
                                                  4,310,939
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.2%
     40,000  Packaging Dynamics Corp. ......        446,800
     70,000  Pope & Talbot Inc. ............        583,100
     18,000  Schweitzer-Mauduit
               International Inc. ..........        446,040
     22,000  Wausau Paper Corp. ............        260,700
                                               ------------
                                                  1,736,640
                                               ------------
             PUBLISHING -- 3.1%
    307,237  Independent News & Media plc ..        923,890
     40,000  Journal Communications Inc.,
               Cl. A .......................        558,000
    110,000  Journal Register Co. ..........      1,644,500
     11,000  Lee Enterprises Inc. ..........        406,010
     53,000  McClatchy Co., Cl. A ..........      3,132,300
     67,000  Media General Inc., Cl. A .....      3,396,900
     23,000  Meredith Corp. ................      1,203,820
    310,000  News Corp., Cl. A .............      4,820,500
  1,050,000  Penton Media Inc.+ ............        577,500
    400,000  PRIMEDIA Inc.+ ................        644,000
    215,000  Thomas Nelson Inc. ............      5,299,750
      4,000  Value Line Inc. ...............        140,840
     12,000  Wiley (John) & Sons Inc., Cl. B        467,700
                                               ------------
                                                 23,215,710
                                               ------------
             REAL ESTATE -- 1.1%
        190  Case Pomeroy & Co. Inc., Cl. A         309,700
    170,000  Griffin Land & Nurseries Inc.+       4,437,850
      9,000  Gyrodyne Company of America Inc.+      398,250
     20,000  Malan Realty Investors Inc.+ (b)        18,800
    110,000  Morguard Corp. ................      2,896,555
                                               ------------
                                                  8,061,155
                                               ------------
             RETAIL -- 2.2%
     11,000  Aaron Rents Inc. ..............        231,880
    145,000  Aaron Rents Inc., Cl. A .......      2,813,000
     35,000  Big 5 Sporting Goods Corp. ....        766,150
     98,000  Burlington Coat Factory
               Warehouse Corp. .............      3,940,580
      8,000  Casey's General Stores Inc. ...        198,400
     50,000  Coldwater Creek Inc.+ .........      1,526,500
     20,000  CoolBrands International Inc.+          52,303
     95,000  CSK Auto Corp.+ ...............      1,432,600
      3,000  Gander Mountain Co.+ ..........         17,760
    175,000  Ingles Markets Inc., Cl. A ....      2,738,750
     35,000  Movado Group Inc. .............        640,500
      1,500  The Sports Authority Inc.+ ....         46,695
     40,000  Weis Markets Inc. .............      1,721,600
                                               ------------
                                                 16,126,718
                                               ------------
             SATELLITE -- 0.3%
     27,000  Pegasus Communications Corp.,
               Cl. A+ ......................        106,650
    200,000  Sirius Satellite Radio Inc.+ ..      1,340,000
     35,000  XM Satellite Radio Holdings
               Inc., Cl. A+ ................        954,800
                                               ------------
                                                  2,401,450
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             SPECIALTY CHEMICALS -- 4.2%
     30,000  Airgas Inc. ...................   $    987,000
     48,000  Albemarle Corp. ...............      1,840,800
     42,000  Arch Chemicals Inc. ...........      1,255,800
     65,000  Chemtura Corp. ................        825,500
     10,000  Cytec Industries Inc. .........        476,300
      7,000  Dionex Corp.+ .................        343,560
    180,000  Ferro Corp. ...................      3,376,800
    125,000  Fuller (H.B.) Co. .............      4,008,750
     10,000  Hawkins Inc. ..................        139,900
    430,000  Hercules Inc.+ ................      4,859,000
    145,000  MacDermid Inc. ................      4,045,500
    170,000  Material Sciences Corp.+ ......      2,397,000
    130,000  Omnova Solutions Inc.+ ........        624,000
     50,000  Penford Corp. .................        610,000
     10,000  Quaker Chemical Corp. .........        192,300
     20,000  Schulman (A.) Inc. ............        430,400
    273,000  Sensient Technologies Corp. ...      4,886,700
                                               ------------
                                                 31,299,310
                                               ------------
             TELECOMMUNICATIONS -- 1.4%
     29,425  ALLTEL Corp. ..................      1,856,718
      9,200  Atlantic Tele-Network Inc. ....        385,480
    200,000  Cincinnati Bell Inc.+ .........        702,000
     80,000  Commonwealth Telephone
               Enterprises Inc. ............      2,701,600
      6,795  Community Service
               Communications Inc.+ ........         13,794
     46,950  D&E Communications Inc. .......        391,094
        277  NTL Inc.+ .....................         18,858
     80,525  Rogers Communications Inc., Cl. B    3,402,986
     20,000  Shenandoah Telecommunications Co.      796,800
     10,000  Stratos International Inc.+ ...         61,000
        621  Telewest Global Inc.+ .........         14,792
     53,000  Winstar Communications Inc.+ ..             53
                                               ------------
                                                 10,345,175
                                               ------------
             TRANSPORTATION -- 0.8%
    130,000  GATX Corp. ....................      4,690,400
    125,000  Grupo TMM SA, Cl. A, ADR+ .....        481,250
      2,000  Irish Continental Group plc+ ..         25,643
     50,000  OMI Corp. .....................        907,500
      5,100  Providence & Worcester
               Railroad Co. ................         75,990
                                               ------------
                                                  6,180,783
                                               ------------
             WIRELESS COMMUNICATIONS -- 1.3%
     16,000  Alamosa Holdings Inc.+ ........        297,760
     45,000  Centennial Communications Corp.+       698,400
     72,000  Price Communications Corp.+ ...      1,070,640
     55,000  Rural Cellular Corp., Cl. A+ ..        803,550
     10,000  SunCom Wireless Holdings
               Inc., Cl. A+ ................         27,700
      5,000  UbiquiTel Inc.+ ...............         49,450
    148,000  Vimpel-Communications, ADR+ ...      6,546,040
                                               ------------
                                                  9,493,540
                                               ------------
             TOTAL COMMON STOCKS ...........    694,238,834
                                               ------------
             PREFERRED STOCKS -- 0.3%
             BROADCASTING -- 0.2%
      1,063  Granite Broadcasting Corp.,
               12.750% Pfd.+ ...............        208,614
        100  Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C (b)(d)(e) ............      1,010,000
      1,103  PTV Inc., 10.000% Pfd., Ser. A+          2,647
                                               ------------
                                                  1,221,261
                                               ------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)-- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             PREFERRED STOCKS (CONTINUED)
             BUSINESS SERVICES -- 0.1%
     22,483  Interep National Radio Sales Inc.,
               4.000% Cv. Pfd., Ser. A+
               (b)(d)(e) ...................   $    786,900
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
        151  Foster Wheeler Ltd.,Pfd., Ser. B+      120,800
                                               ------------
             TOTAL PREFERRED STOCKS ........      2,128,961
                                               ------------
             RIGHTS -- 0.0%
             CLOSED-END FUNDS -- 0.0%
     60,000  Central Europe and Russia
               Fund Inc. Rights+ ...........         82,200
                                               ------------
             WARRANTS -- 0.1%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      1,213  Exide Technologies,
               expire 05/05/11+ ............            328
                                               ------------
             BUSINESS SERVICES -- 0.1%
    262,431  GP Strategies Corp.,
               expire 08/14/08+ (b)(e) .....        847,229
    125,000  Interep National Radio Sales Inc.,
               expire 05/06/07+ (b)(d)(e) ..              0
                                               ------------
                                                    847,229
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
        430  Anacomp Inc., Cl. B,
               expire 12/10/06+ ............             32
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    379,703  National Patent Development Corp.,
               expire 08/14/08+ (b)(e) .....        148,394
     13,217  WHX Corp., expire 02/28/08+ ...         24,121
                                               ------------
                                                    172,515
                                               ------------
             HEALTH CARE -- 0.0%
     14,424  Del Global Technologies Corp.,
               expire 03/28/08+ ............         33,896
                                               ------------
             TELECOMMUNICATIONS -- 0.0%
         86  NTL Inc., expire 01/13/11+ ....             50
                                               ------------
             TOTAL WARRANTS ................      1,054,050
                                               ------------
    PRINCIPAL
     AMOUNT
   ---------
             CORPORATE BONDS -- 0.3%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
 $  800,000  Exide Technologies,2.900%,
               12/15/05, Escrow+ (b)(e) ....              0
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.1%
    300,000  GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 ............        327,000
                                               ------------
             BUSINESS SERVICES -- 0.2%
  2,000,000  GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (b)(e) .....      1,335,908
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
    300,000  Exodus Communications Inc.,
               Sub. Deb. Cv.,5.250%,
               02/15/08+ (b)(c) ............              0
                                               ------------
             HEALTH CARE -- 0.0%
     28,848  Del Global Technologies Corp.,
               6.000%, 03/28/07 (b) ........         21,636
                                               ------------
             TOTAL CORPORATE BONDS .........      1,684,544
                                               ------------

  PRINCIPAL                                       MARKET
    AMOUNT                                        VALUE*
  ---------                                      -------

             GOVERNMENT OBLIGATIONS -- 5.5%
$41,170,000  U.S. Treasury Bills,
               3.775% to 4.004%++,
               01/12/06 to 03/30/06 ........   $ 40,930,308
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $460,106,813) .........   $740,118,897
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ...............   $460,106,813
                                               ============
              Gross unrealized appreciation    $310,110,066
              Gross unrealized depreciation     (30,097,982)
                                               ------------
              Net unrealized appreciation
                (depreciation) .............   $280,012,084
                                               ============
----------------
(a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2005, the market value of fair valued securities amounted to $4,607,544 or 0.62% of total investments.
(c)  Security is in default.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the market value of Rule 144A securities amounted to $1,796,900 or 0.24% of total investments.
(e) At December 31, 2005, the Fund held restricted and illiquid securities amounting to $4,128,431 or 0.56% of net assets, which were valued under methods approved by the Board, as follows:

ACQUISITION                                                                     12/31/05
  SHARES/                                                                       CARRYING
 PRINCIPAL                                  ACQUISITION       ACQUISITION         VALUE
  AMOUNT   ISSUER                               DATE             COST           PER UNIT
  ------   ------                           ------------      ----------        --------
$  800,000  Exide Technologies, 2.900%,
             12/15/05, Escrow                  05/10/04        $     0.00     $     0.0000
 2,000,000  GP Strategies Corp., Sub. Deb.,
             6.000%, 08/14/08                  08/08/03         1,362,935          66.7954
   262,431  GP Strategies Corp. warrants
             expire 08/14/08                   08/08/03           637,065           3.2284
       100  Gray Television Inc., 8.000%
             Cv. Pfd., Ser. C                  04/22/02         1,000,000      10,100.0000
    22,483  Interep National Radio Sales Inc.,
             4.000% Cv. Pfd., Ser. A           05/03/02         2,163,147          34.9998
   125,000  Interep National Radio Sales Inc.
             warrants expire 05/06/07          05/03/02              0.00           0.0000
   379,703  National Patent Development Corp.
             warrants expire 08/14/08          11/24/04              0.00           0.3908

+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             COMMON STOCKS -- 92.8%
             AEROSPACE -- 0.9%
     32,000  Boeing Co. ....................   $  2,247,680
      2,000  Lockheed Martin Corp. .........        127,260
      8,000  Northrop Grumman Corp. ........        480,880
     10,000  Raytheon Co. ..................        401,500
      2,000  Rockwell Automation Inc. ......        118,320
      2,000  Rockwell Collins Inc. .........         92,940
    300,000  Rolls-Royce Group plc+ ........      2,206,527
 10,020,000  Rolls-Royce Group plc, Cl. B ..         17,670
                                               ------------
                                                  5,692,777
                                               ------------
             AGRICULTURE -- 0.1%
     30,000  Mosaic Co.+ ...................        438,900
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.9%
      1,000  ArvinMeritor Inc. .............         14,390
    110,000  Dana Corp. ....................        789,800
    215,000  Genuine Parts Co. .............      9,442,800
      4,000  Johnson Controls Inc. .........        291,640
     50,000  Modine Manufacturing Co. ......      1,629,500
     40,000  Pep Boys - Manny, Moe & Jack ..        595,600
     14,140  Proliance International Inc.+           74,801
                                               ------------
                                                 12,838,531
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.5%
      5,000  Barnes Group Inc. .............        165,000
     23,096  Curtiss-Wright Corp. ..........      1,261,042
     40,000  GenCorp Inc.+ .................        710,000
     16,000  United Technologies Corp. .....        894,560
                                               ------------
                                                  3,030,602
                                               ------------
             BROADCASTING -- 0.0%
      6,000  CBS Corp., Cl. A ..............        152,400
     26,000  Granite Broadcasting Corp.+ ...          5,460
                                               ------------
                                                    157,860
                                               ------------
             BUSINESS SERVICES -- 0.1%
      4,000  Automatic Data Processing Inc.         183,560
      4,000  Donnelley (R.H.) Corp.+ .......        246,480
        500  Imation Corp. .................         23,035
      4,000  Landauer Inc. .................        184,360
                                               ------------
                                                    637,435
                                               ------------
             CABLE AND SATELLITE -- 1.1%
    200,002  Cablevision Systems Corp., Cl. A+    4,694,047
     36,000  DIRECTV Group Inc.+ ...........        508,320
     70,000  EchoStar Communications
               Corp., Cl. A+ ...............      1,901,900
                                               ------------
                                                  7,104,267
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 2.0%
    180,000  Corning Inc.+ .................      3,538,800
    115,000  Motorola Inc. .................      2,597,850

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

     90,000  Scientific-Atlanta Inc. .......   $  3,876,300
     72,600  Thomas & Betts Corp.+ .........      3,046,296
                                               ------------
                                                 13,059,246
                                               ------------
             COMPUTER HARDWARE -- 1.3%
    100,000  International Business
               Machines Corp. ..............      8,220,000
     13,000  Xerox Corp.+ ..................        190,450
                                               ------------
                                                  8,410,450
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 3.6%
      2,000  EMC Corp.+ ....................         27,240
    335,000  Microsoft Corp. ...............      8,760,250
  1,100,000  Siebel Systems Inc. ...........     11,638,000
        154  Telecom Italia Media SpA+ .....             81
     90,000  Yahoo! Inc.+ ..................      3,526,200
                                               ------------
                                                 23,951,771
                                               ------------
             CONSUMER PRODUCTS -- 6.1%
     35,000  Altria Group Inc. .............      2,615,200
    235,000  Avon Products Inc. ............      6,709,250
     15,000  Clorox Co. ....................        853,350
     12,000  Colgate-Palmolive Co. .........        658,200
     45,000  Eastman Kodak Co. .............      1,053,000
     42,000  Energizer Holdings Inc.+ ......      2,091,180
     94,700  Gallaher Group plc, ADR .......      5,697,152
     19,000  National Presto Industries Inc.        842,650
     10,000  Pactiv Corp.+ .................        220,000
     38,000  Procter & Gamble Co. ..........      2,199,440
    100,000  Reckitt Benckiser plc .........      3,303,339
     26,000  Rothmans Inc. .................        542,389
    940,500  Swedish Match AB ..............     11,068,884
     26,000  Unilever NV, ADR ..............      1,784,900
     10,000  UST Inc. ......................        408,300
                                               ------------
                                                 40,047,234
                                               ------------
             CONSUMER SERVICES -- 0.2%
     15,000  IAC/InterActiveCorp+ ..........        424,650
     46,200  Rollins Inc. ..................        910,602
                                               ------------
                                                  1,335,252
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 3.6%
      5,000  3M Co. ........................        387,500
     22,000  Acuity Brands Inc. ............        699,600
     60,000  Cooper Industries Ltd., Cl. A .      4,380,000
    195,000  General Electric Co. ..........      6,834,750
      5,000  Harbor Global Co. Ltd.+ .......         45,000
    170,000  Honeywell International Inc. ..      6,332,500
     10,000  ITT Industries Inc. ...........      1,028,200
      4,000  Trinity Industries Inc. .......        176,280
    110,000  Tyco International Ltd. .......      3,174,600
      2,000  Walter Industries Inc. ........         99,440
     30,001  WHX Corp.+ ....................        304,510
                                               ------------
                                                 23,462,380
                                               ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)-- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             COMMON STOCKS (CONTINUED)
             ELECTRONICS -- 1.2%
     10,000  Freescale Semiconductor
               Inc., Cl. B+ ................   $    251,700
     55,000  Intel Corp. ...................      1,372,800
    185,000  Texas Instruments Inc. ........      5,932,950
     15,000  Thermo Electron Corp.+ ........        451,950
                                               ------------
                                                  8,009,400
                                               ------------
             ENERGY AND UTILITIES: ELECTRIC -- 2.6%
     80,000  AES Corp.+ ....................      1,266,400
     22,000  American Electric Power Co. Inc.       815,980
    100,000  Cinergy Corp. .................      4,246,000
     16,000  DTE Energy Co. ................        691,040
     95,000  El Paso Electric Co.+ .........      1,998,800
     78,000  FPL Group Inc. ................      3,241,680
     45,000  Great Plains Energy Inc. ......      1,258,200
     50,000  Korea Electric Power Corp., ADR        974,500
    120,000  Northeast Utilities ...........      2,362,800
      8,000  UIL Holdings Corp. ............        367,920
                                               ------------
                                                 17,223,320
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 7.4%
     43,000  Allegheny Energy Inc.+ ........      1,360,950
    250,000  Aquila Inc.+ ..................        900,000
     44,000  BP plc, ADR ...................      2,825,680
    100,000  Burlington Resources Inc. .....      8,620,000
     44,000  CH Energy Group Inc. ..........      2,019,600
     85,000  Constellation Energy Group ....      4,896,000
      1,000  Dominion Resources Inc. .......         77,200
     20,000  DPL Inc. ......................        520,200
     80,000  Duke Energy Corp. .............      2,196,000
    150,000  Duquesne Light Holdings Inc. ..      2,448,000
    220,000  El Paso Corp. .................      2,675,200
     50,000  Endesa SA .....................      1,315,307
    150,000  Energy East Corp. .............      3,420,000
     29,000  Eni SpA .......................        804,421
     80,000  NSTAR .........................      2,296,000
     20,000  OGE Energy Corp. ..............        535,800
     80,000  Progress Energy Inc. ..........      3,513,600
     15,000  Progress Energy Inc., CVO+ ....          1,087
      6,000  Public Service Enterprise
               Group Inc. ..................        389,820
     12,000  Scottish Power plc, ADR .......        448,560
     35,000  Suez SA .......................      1,088,946
     40,000  Suez SA, Strips+ ..............            473
     20,000  Suncor Energy Inc. ............      1,262,600
     55,000  TECO Energy Inc. ..............        944,900
     33,000  TXU Corp. .....................      1,656,270
    120,000  Westar Energy Inc. ............      2,580,000
                                               ------------
                                                 48,796,614
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             ENERGY AND UTILITIES: NATURAL GAS -- 1.3%
     20,000  AGL Resources Inc. ............   $    696,200
     30,000  Atmos Energy Corp. ............        784,800
     25,000  National Fuel Gas Co. .........        779,750
     40,000  ONEOK Inc. ....................      1,065,200
      5,000  Peoples Energy Corp. ..........        175,350
     24,000  Piedmont Natural Gas Co. Inc. .        579,840
     40,000  SEMCO Energy Inc.+ ............        224,800
     72,150  Southern Union Co.+ ...........      1,704,905
    100,000  Southwest Gas Corp. ...........      2,640,000
                                               ------------
                                                  8,650,845
                                               ------------
             ENERGY AND UTILITIES: OIL -- 7.8%
      7,000  Anadarko Petroleum Corp. ......        663,250
    192,873  Chevron Corp. .................     10,949,400
    116,000  ConocoPhillips ................      6,748,880
     28,000  Cooper Cameron Corp.+ .........      1,159,200
     30,000  Devon Energy Corp. ............      1,876,200
    150,000  Exxon Mobil Corp. .............      8,425,500
     12,608  Kerr-McGee Corp. ..............      1,145,563
     10,000  Murphy Oil Corp. ..............        539,900
     50,000  Occidental Petroleum Corp. ....      3,994,000
      6,000  Oceaneering International Inc.+        298,680
     11,000  PetroChina Co. Ltd., ADR ......        901,560
     30,000  Repsol YPF SA, ADR ............        882,300
    118,000  Royal Dutch Shell plc, Cl. A, ADR    7,255,820
     25,000  Statoil ASA, ADR ..............        574,000
      8,759  Total SA, ADR .................      1,107,138
     65,000  Transocean Inc.+ ..............      4,529,850
     10,000  Vintage Petroleum Inc. ........        533,300
      2,000  Weatherford International Ltd.+         72,400
                                               ------------
                                                 51,656,941
                                               ------------
             ENERGY AND UTILITIES: SERVICES -- 0.4%
     14,000  Halliburton Co. ...............        867,440
     20,000  Schlumberger Ltd. .............      1,943,000
                                               ------------
                                                  2,810,440
                                               ------------
             ENERGY AND UTILITIES: WATER -- 0.1%
     24,000  Aqua America Inc. .............        655,200
                                               ------------
             ENTERTAINMENT -- 2.2%
    500,000  Rank Group plc ................      2,630,198
    140,000  The Walt Disney Co. ...........      3,355,800
    200,000  Time Warner Inc. ..............      3,488,000
     50,000  Viacom Inc., Cl. A ............      1,638,000
    100,000  Vivendi Universal SA, ADR .....      3,143,000
                                               ------------
                                                 14,254,998
                                               ------------
             ENVIRONMENTAL SERVICES -- 0.5%
    110,000  Waste Management Inc. ..........     3,338,500
                                               ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)-- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             COMMON STOCKS (CONTINUED)
             EQUIPMENT AND SUPPLIES -- 1.6%
     76,000  Flowserve Corp.+ ...............  $  3,006,560
      6,000  Ingersoll-Rand Co. Ltd., Cl. A         242,220
      1,500  Minerals Technologies Inc. .....        83,835
     30,000  Mueller Industries Inc. ........       822,600
      8,000  Parker Hannifin Corp. ..........       527,680
     13,000  Smith (A.O.) Corp. .............       456,300
  1,052,000  Tomkins plc ....................     5,425,338
                                               ------------
                                                 10,564,533
                                               ------------
             FINANCIAL SERVICES -- 11.2%
      6,400  Alleghany Corp.+ ...............     1,817,600
      1,000  Allstate Corp. .................        54,070
    165,000  American Express Co. ...........     8,490,900
     40,000  American International Group Inc.    2,729,200
     53,000  Ameriprise Financial Inc. ......     2,173,000
     39,000  Argonaut Group Inc.+ ...........     1,278,030
     25,000  Banco Popular Espanol SA .......       304,853
     18,000  Banco Santander Central
               Hispano SA, ADR ..............       237,420
      2,000  Banco Santander Chile SA, ADR ..        89,200
    100,000  Bank of America Corp. ..........     4,615,000
     44,000  Bank of New York Co. Inc. ......     1,401,400
     30,000  Bankgesellschaft Berlin AG+ ....       105,485
      8,000  Banque Nationale de Paris SA ...       647,353
      3,000  Bear Stearns Companies Inc. ....       346,590
    296,000  Citigroup Inc. .................    14,364,880
     40,000  Commerzbank AG, ADR ............     1,237,112
     35,000  Deutsche Bank AG ...............     3,390,450
      2,000  Dun and Bradstreet Corp.+ ......       133,920
      3,000  Fannie Mae .....................       146,430
     16,000  Fidelity Southern Corp. ........       286,400
     30,000  H&R Block Inc. .................       736,500
     25,000  Huntington Bancshares Inc. .....       593,750
     82,080  JPMorgan Chase & Co. ...........     3,257,755
      1,000  KeyCorp ........................        32,930
     16,000  Leucadia National Corp. ........       759,360
      1,000  Manulife Financial Corp. .......        58,800
    115,000  MBNA Corp. .....................     3,122,250
     55,000  Mellon Financial Corp. .........     1,883,750
     13,000  Merrill Lynch & Co. Inc. .......       880,490
      8,000  Moody's Corp. ..................       491,360
     20,000  Morgan Stanley .................     1,134,800
      3,000  Municipal Mortgage & Equity, LLC        77,490
      6,000  Northern Trust Corp. ...........       310,920
     50,000  Phoenix Companies Inc. .........       682,000
     45,000  PNC Financial Services Group Inc.    2,782,350
     48,848  Popular Inc. ...................     1,033,135
        500  Raiffeisen International
               Bank Holding AG+ .............        32,883
      5,000  Schwab (Charles) Corp. .........        73,350
     36,000  St. Paul Travelers Companies Inc.    1,608,120
    113,400  Sterling Bancorp ...............     2,237,382

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

     12,000  SunTrust Banks Inc. ............  $    873,120
     20,000  T. Rowe Price Group Inc. .......     1,440,600
     45,000  Unitrin Inc. ...................     2,027,250
     10,000  Wachovia Corp. .................       528,600
     60,000  Waddell & Reed Financial
               Inc., Cl. A ..................     1,258,200
     60,000  Wilmington Trust Corp. .........     2,334,600
                                               ------------
                                                 74,101,038
                                               ------------
             FOOD AND BEVERAGE -- 10.1%
     44,000  Anheuser-Busch Companies Inc. ..     1,890,240
     25,500  Brown-Forman Corp., Cl. A ......     1,808,970
     70,000  Cadbury Schweppes plc, ADR .....     2,680,300
     70,000  Campbell Soup Co. ..............     2,083,900
     40,000  Coca-Cola Amatil Ltd., ADR .....       452,456
    185,000  Coca-Cola Co. ..................     7,457,350
     15,000  Coca-Cola Femsa SA de CV, ADR ..       405,150
     20,000  Corn Products International Inc.       477,800
     60,000  Del Monte Foods Co.+ ...........       625,800
     56,000  Diageo plc, ADR ................     3,264,800
    214,100  Dreyer's Grand Ice Cream
               Holdings Inc., Cl. A .........    17,744,608
     35,000  Fomento Economico Mexicano
               SA de CV, ADR ................     2,537,850
    135,000  General Mills Inc. .............     6,658,200
    350,000  Groupe Danone, ADR .............     7,364,000
    600,000  Grupo Bimbo SA de CV, Cl. A ....     2,087,938
     10,000  Heineken NV ....................       317,047
    110,000  Heinz (H.J.) Co. ...............     3,709,200
      6,000  Hershey Co. ....................       331,500
      5,000  Kellogg Co. ....................       216,100
     10,000  Nestle SA ......................     2,990,754
      1,000  PepsiCo Inc. ...................        59,080
     24,016  Pernod Ricard SA, ADR ..........     1,043,891
     20,000  Tootsie Roll Industries Inc. ...       578,600
                                               ------------
                                                 66,785,534
                                               ------------
             HEALTH CARE -- 9.3%
     10,000  Abbott Laboratories ............       394,300
     50,000  Baxter International Inc. ......     1,882,500
     16,000  Becton, Dickinson & Co. ........       961,280
        500  Bio-Rad Laboratories Inc., Cl. B+       33,040
    100,000  Bristol-Myers Squibb Co. .......     2,298,000
    240,100  Chiron Corp.+ ..................    10,674,846
    138,000  Eli Lilly & Co. ................     7,809,420
     11,276  GlaxoSmithKline plc, ADR .......       569,212
     25,000  Henry Schein Inc.+ .............     1,091,000
     55,000  Hospira Inc.+ ..................     2,352,900
    107,400  IDX Systems Corp.+ .............     4,717,008
     20,000  Johnson & Johnson ..............     1,202,000
     60,351  Medco Health Solutions Inc.+ ...     3,367,586
    122,000  Merck & Co. Inc. ...............     3,880,820
      1,000  Nobel Biocare Holding AG .......       219,931
     20,000  Novartis AG, ADR ...............     1,049,600

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)-- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
      8,000  Orthofix International NV+ .....  $    319,120
    400,000  Pfizer Inc. ....................     9,328,000
     50,000  Renal Care Group Inc.+ .........     2,365,500
    150,000  Schering-Plough Corp. ..........     3,127,500
     90,000  Tenet Healthcare Corp.+ ........       689,400
     20,000  William Demant Holding A/S+ ....     1,105,998
     30,000  Zimmer Holdings Inc.+ ..........     2,023,200
                                               ------------
                                                 61,462,161
                                               ------------
             HOTELS AND GAMING -- 2.1%
  1,500,000  Hilton Group plc ...............     9,380,966
     40,000  Hilton Hotels Corp. ............       964,400
     20,000  International Game Technology ..       615,600
     90,000  La Quinta Corp.+ ...............     1,002,600
     30,000  Starwood Hotels & Resorts
               Worldwide Inc. ...............     1,915,800
                                               ------------
                                                 13,879,366
                                               ------------
             MACHINERY -- 0.4%
      6,000  Caterpillar Inc. ...............       346,620
     31,000  Deere & Co. ....................     2,111,410
                                               ------------
                                                  2,458,030
                                               ------------
             MANUFACTURED HOUSING -- 0.3%
    140,000  Champion Enterprises Inc.+ .....     1,906,800
                                               ------------
             METALS AND MINING -- 1.5%
     27,000  Fording Canadian Coal Trust
               (Toronto) ....................       934,182
     55,875  Freeport-McMoRan Copper &
               Gold Inc., Cl. B .............     3,006,075
     25,000  Inco Ltd. ......................     1,089,250
     95,000  Newmont Mining Corp. ...........     5,073,000
                                               ------------
                                                 10,102,507
                                               ------------
             PUBLISHING -- 2.0%
     95,000  Dow Jones & Co. Inc. ...........     3,371,550
     12,000  Knight-Ridder Inc. .............       759,600
     10,000  McClatchy Co., Cl. A ...........       591,000
     20,000  McGraw-Hill Companies Inc. .....     1,032,600
     13,000  New York Times Co., Cl. A ......       343,850
     45,000  News Corp., Cl. A ..............       699,750
      6,016  News Corp., Cl. B ..............        99,926
    100,000  Reader's Digest Association Inc.     1,522,000
     10,000  Scripps (E.W.) Co., Cl. A ......       480,200
        406  Seat Pagine Gialle SpA+ ........           189
    111,000  Tribune Co. ....................     3,358,860
      1,200  Washington Post Co., Cl. B .....       918,000
                                               ------------
                                                 13,177,525
                                               ------------
             REAL ESTATE -- 0.4%
     50,000  Arden Realty Inc. ..............     2,241,500
      5,000  Griffin Land & Nurseries Inc.+         130,525
                                               ------------
                                                  2,372,025
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             RETAIL -- 2.1%
    210,000  Albertson's Inc. ...............  $  4,483,500
     35,000  Costco Wholesale Corp. .........     1,731,450
      5,000  Ingles Markets Inc., Cl. A .....        78,250
    150,000  Safeway Inc. ...................     3,549,000
        500  Sears Holdings Corp.+ ..........        57,765
      6,000  The Home Depot Inc. ............       242,880
     65,000  Wal-Mart Stores Inc. ...........     3,042,000
     10,000  Weis Markets Inc. ..............       430,400
                                               ------------
                                                 13,615,245
                                               ------------
             SPECIALTY CHEMICALS -- 1.9%
     20,000  Albemarle Corp. ................       767,000
     15,000  Chemtura Corp. .................       190,500
     10,000  Dow Chemical Co. ...............       438,200
     50,000  E.I. du Pont de Nemours and Co.      2,125,000
     92,000  Ferro Corp. ....................     1,725,920
     70,000  Hercules Inc.+ .................       791,000
     65,000  Monsanto Co. ...................     5,039,450
      6,000  NewMarket Corp.+ ...............       146,760
     25,000  Omnova Solutions Inc.+ .........       120,000
      4,000  Quaker Chemical Corp. ..........        76,920
     63,000  Sensient Technologies Corp. ....     1,127,700
                                               ------------
                                                 12,548,450
                                               ------------
             TELECOMMUNICATIONS -- 4.8%
      6,000  ALLTEL Corp. ...................       378,600
    300,000  AT&T Inc. ......................     7,347,000
     65,000  BCE Inc. .......................     1,556,750
     50,000  BellSouth Corp. ................     1,355,000
    200,000  BT Group plc ...................       766,478
     30,000  BT Group plc, ADR ..............     1,151,400
    150,000  Cable & Wireless plc ...........       307,752
    250,000  Cincinnati Bell Inc.+ ..........       877,500
     60,000  Citizens Communications Co. ....       733,800
     60,000  Deutsche Telekom AG, ADR .......       997,800
     15,000  France Telecom SA, ADR .........       372,600
  1,675,000  O2 plc .........................     5,698,797
    390,000  Qwest Communications
               International Inc.+ ..........     2,203,500
    110,000  Sprint Nextel Corp. ............     2,569,600
     16,500  TDC A/S ........................       988,377
      3,300  Telecom Italia SpA, ADR ........        96,393
      8,195  Telefonica SA, ADR .............       368,939
     18,000  TELUS Corp. ....................       741,090
    110,000  Verizon Communications Inc. ....     3,313,200
                                               ------------
                                                 31,824,576
                                               ------------
             TRANSPORTATION -- 0.2%
     35,000  GATX Corp. .....................     1,262,800
                                               ------------
             TOTAL COMMON STOCKS ............   611,623,553
                                               ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)-- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             PREFERRED STOCKS -- 1.0%
             AUTOMOTIVE -- 0.0%
      1,000  Ford Motor Co. Capital Trust II,
               6.500% Cv. Pfd. ..............  $     27,600
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.4%
     25,200  Sequa Corp.,$5.00 Cv. Pfd. .....     2,620,800
                                               ------------
             BROADCASTING -- 0.2%
        500  Granite Broadcasting Corp.,
               12.750% Pfd.+ ................        98,125
        100  Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C (b)(c)(d) .............     1,010,000
                                               ------------
                                                  1,108,125
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 0.2%
      1,100  Lucent Technologies Capital
               Trust I,7.750% Cv. Pfd. ......     1,072,500
                                               ------------
             ENERGY AND UTILITIES: INTEGRATED -- 0.0%
        300  El Paso Corp.,4.990% Cv. Pfd. (b)      330,687
                                               ------------
             ENTERTAINMENT -- 0.0%
      3,000  Metromedia International
               Group Inc.,7.250% Cv. Pfd.+ ..       114,000
                                               ------------
             TELECOMMUNICATIONS -- 0.2%
     33,000  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B ......     1,255,650
                                               ------------
             TOTAL PREFERRED STOCKS .........     6,529,362
                                               ------------
             WARRANTS -- 0.2%
             BUSINESS SERVICES -- 0.2%
    262,431  GP Strategies Corp.,
               expire 08/14/08+ (c)(d) ......       847,229
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    379,703  National Patent Development Corp.,
               expire 08/14/08+ (c)(d) ......       148,393
      3,625  WHX Corp., expire 02/28/08+ ....         6,616
                                               ------------
                                                    155,009
                                               ------------
             TOTAL WARRANTS .................     1,002,238
                                               ------------


    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    --------                                      -------

             CORPORATE BONDS -- 3.2%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.5%
 $3,000,000  Pep Boys - Manny, Moe & Jack, Cv.,
               4.250%, 06/01/07 .............  $  2,928,750
    800,000  Standard Motor Products Inc.,
              Sub. Deb. Cv.,6.750%, 07/15/09        684,000
                                               ------------
                                                  3,612,750
                                               ------------
             AVIATION: PARTS AND SERVICES -- 0.2%
  1,400,000  GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 .............     1,526,000
                                               ------------
             BROADCASTING -- 0.4%
  2,550,000  Sinclair Broadcast Group Inc.,
               Sub. Deb. Cv.,6.000%, 09/15/12     2,234,437
    500,000  Sinclair Broadcast Group Inc.,
               Sub. Deb. Cv.,4.875%, 07/15/18       435,625
                                               ------------
                                                  2,670,062
                                               ------------
             BUSINESS SERVICES -- 0.2%
    100,000  BBN Corp., Sub. Deb. Cv.,6.000%,
               04/01/12+ (a)(c) .............             0
  2,000,000  GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (c)(d) ......     1,335,908
                                               ------------
                                                  1,335,908
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 1.5%
  4,000,000  Agere Systems Inc., Sub. Deb. Cv.,
               6.500%, 12/15/09 .............     3,955,000
  6,000,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 .............     5,655,000
                                                 ----------
                                                  9,610,000
                                                 ----------
             ENERGY AND UTILITIES: ELECTRIC -- 0.2%
  1,200,000  Mirant Corp., Deb. Cv.,2.500%,
               06/15/21+ (a) ................     1,290,750
                                               ------------
             HEALTH CARE -- 0.0%
    200,000  Twin Laboratories Inc.,
               Sub. Deb.,10.250%, 05/15/06+ (a)      12,000
                                               ------------
             METALS AND MINING -- 0.2%
  1,000,000  Inco Ltd., Cv.,Zero Coupon,
               03/29/21 .....................     1,151,250
                                               ------------
             TOTAL CORPORATE BONDS ..........    21,208,720
                                               ------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)-- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    --------                                      -------

             U.S. GOVERNMENT OBLIGATIONS -- 2.8%
$18,814,000  U.S. Treasury Bills,
               3.506% to 3.998%++,
               01/12/06 to 03/23/06 .........  $ 18,720,345
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $548,573,952) ..........  $659,084,218
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ................  $548,573,952
                                               ============
              Gross unrealized appreciation    $123,156,803
              Gross unrealized depreciation     (12,646,537)
                                               ------------
              Net unrealized appreciation
               (depreciation) ...............  $110,510,266
                                               ============
----------------
(a)  Security in default.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the market value of Rule 144A securities amounted to $1,340,687 or 0.20% of total investments. Except as noted in (d), these securities are liquid.
(c) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2005, the market value of fair valued securities amounted to $3,341,530 or 0.51% of total investments.
(d) At December 31, 2005, the Fund held investments in restricted and illiquid securities amounting to $3,341,530 or 0.51% of net assets, which were valued under methods approved by the Board, as follows:

ACQUISITION                                                                     12/31/05
  SHARES/                                                                       CARRYING
 PRINCIPAL                                  ACQUISITION       ACQUISITION         VALUE
  AMOUNT    ISSUER                               DATE             COST           PER UNIT
  ------    ------                           ------------      ----------        --------

$2,000,000 GP Strategies Corp., Sub.Deb.,
              6.00%, 08/14/08 ...............   08/08/03       $1,362,935    $    66.7954
   262,431 GP Strategies Corp.,
              Warrants, expire 08/14/08 .....   08/08/03          637,065          3.2284
       100 Gray Television Inc.,
              8.000% Cv. Pfd., Ser. C .......   04/22/02        1,000,000     10,100.0000
   379,703 National Patent Development
              Corp., Warrants,
              expire 08/14/08 ...............   11/24/04             0.00          0.3908

 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             COMMON STOCKS -- 100.0%
             AEROSPACE -- 3.9%
      2,595  Alliant Techsystems Inc.+ ......   $   197,661
      7,780  EDO Corp. ......................       210,527
                                                -----------
                                                    408,188
                                                -----------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 5.5%
      6,100  CLARCOR Inc. ...................       181,231
     12,010  Midas Inc.+ ....................       220,504
      5,260  Modine Manufacturing Co. .......       171,423
                                                -----------
                                                    573,158
                                                -----------
             BUSINESS SERVICES -- 9.4%
      9,370  Adesa Inc. .....................       228,816
     11,080  Bowne & Co. Inc. ...............       164,427
      4,830  Fair Isaac Corp. ...............       213,341
      2,380  HNI Corp. ......................       130,733
      5,250  The Brink's Co. ................       251,528
                                                -----------
                                                    988,845
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 4.6%
      3,330  Harland Co., John H. ...........       125,208
      2,806  Intergraph Corp.+ ..............       139,767
     22,270  Stellent Inc.+ .................       221,141
                                                -----------
                                                    486,116
                                                -----------
             CONSUMER PRODUCTS -- 7.4%
      5,450  Alberto-Culver Co. .............       249,338
      3,840  Brunswick Corp. ................       156,134
      4,575  Church & Dwight Co. Inc. .......       151,112
      7,295  Jarden Corp.+ ..................       219,944
                                                -----------
                                                    776,528
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 14.4%
      4,480  Albany International Corp., Cl. A      161,997
     12,890  Apogee Enterprises Inc. ........       209,076
      3,200  Carlisle Companies Inc. ........       221,280
      7,280  EnPro Industries Inc.+ .........       196,196
     10,920  Griffon Corp.+ .................       260,005
      9,300  Pentair Inc. ...................       321,036
      2,970  Texas Industries Inc. ..........       148,025
                                                -----------
                                                  1,517,615
                                                -----------
             ENERGY AND UTILITIES -- 3.0%
      2,969  ALLETE Inc. ....................       130,636
      6,040  Comstock Resources Inc.+ .......       184,280
                                                -----------
                                                    314,916
                                                -----------
             ENTERTAINMENT -- 2.7%
     41,810  Alloy Inc.+ ....................       120,831
     11,040  Discovery Holding Co., Cl. A+ ..       167,256
                                                -----------
                                                    288,087
                                                -----------

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             EQUIPMENT AND SUPPLIES -- 5.6%
      5,860  Tennant Co. ....................   $   304,720
      6,580  Toro Co. .......................       288,007
                                                -----------
                                                    592,727
                                                -----------
             FINANCIAL SERVICES -- 8.5%
     16,180  BISYS Group Inc.+ ..............       226,682
     12,640  NewAlliance Bancshares Inc. ....       183,786
     10,610  TCF Financial Corp. ............       287,955
     13,800  USI Holdings Corp.+ ............       190,026
                                                -----------
                                                    888,449
                                                -----------
             FOOD AND BEVERAGE -- 7.5%
     18,080  Del Monte Foods Co.+ ...........       188,574
      4,770  PepsiAmericas Inc. .............       110,950
     12,070  Triarc Companies Inc., Cl. A ...       202,052
     19,140  Triarc Companies Inc., Cl. B ...       284,229
                                                -----------
                                                    785,805
                                                -----------
             HEALTH CARE -- 12.4%
      7,370  Immucor Inc.+ ..................       172,163
      5,100  Laboratory Corporation of
               America Holdings+ ............       274,635
     13,062  Lifecore Biomedical Inc.+ ......       211,996
      5,780  PolyMedica Corp. ...............       193,457
      6,350  SurModics Inc.+ ................       234,887
      8,500  West Pharmaceutical Services Inc.      212,755
                                                -----------
                                                  1,299,893
                                                -----------
             HOTELS AND GAMING -- 4.3%
      6,250  Gaylord Entertainment Co.+ .....       272,437
      5,260  Vail Resorts Inc.+ .............       173,738
                                                -----------
                                                    446,175
                                                -----------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 3.9%
     14,260  Champion Enterprises Inc.+ .....       194,221
      4,250  Polaris Industries Inc. ........       213,350
                                                -----------
                                                    407,571
                                                -----------
             PUBLISHING -- 1.7%
     20,280  Hollinger International Inc.,
               Cl. A ........................       181,709
                                                -----------
             RETAIL -- 3.7%
     23,135  dELiA*s Inc.+ ..................       192,020
      6,340  Office Depot Inc.+ .............       199,076
                                                -----------
                                                    391,096
                                                -----------
             TRANSPORTATION -- 1.5%
      6,880  Laidlaw International Inc. .....       159,822
                                                -----------
             TOTAL COMMON STOCKS ............    10,506,700
                                                -----------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
    --------                                      -------

             COMMON STOCKS -- (CONTINUED)
             RIGHTS -- 0.0%
             RETAIL -- 0.0%
      2,816  dELiA*s Inc. Rights+ ...........   $     2,816
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $7,697,753) .............   $10,509,516
                                                ===========
------------------
              For Federal tax purposes:
              Aggregate cost ................   $ 7,697,753
                                                ===========
              Gross unrealized appreciation     $ 2,891,514
              Gross unrealized depreciation         (79,751)
                                                -----------
              Net unrealized appreciation
               (depreciation) ...............   $ 2,811,763
                                                ===========
------------------
+    Non-income producing security.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     February 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer

Date     February 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.